SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 916,000	$ 916,000
Addition	4,831,000
Impairment
Goodwill, Ending Balance	5,747,000	916,000
Healthy Choice Markets 2 LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance	477,000	477,000
Addition
Impairment
Goodwill, Ending Balance	477,000	477,000
The Vitamin Store LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance	439,000	439,000
Addition
Impairment
Goodwill, Ending Balance	439,000	439,000
Healthy Choice Markets 3 LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance
Addition	1,741,000
Impairment
Goodwill, Ending Balance	1,741,000
Healthy Choice Markets IV LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning Balance
Addition	3,090,000
Impairment
Goodwill, Ending Balance	$ 3,090,000